UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                        Maxim S&P 500 Index(R) Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim S&P 500 Index(R) Portfolio

The S&P 500 Index had a total return of 10.88% for the year ending December 31, 2004. The index was range-bound during the first half of the year; the S&P 500 traded within a 70-point range between January and July. The market rallied at the end of the year following the resolution of the Presidential elections, falling oil prices and reinvestment of several billion dollars from the Microsoft special dividend. Among the ten largest components of the Index, diversified industrial leader General Electric was up 20.7% for the period. Oil company Exxon Mobil increased by 28.0% and medical products company Johnson & Johnson increased 25.2% in 2004. The largest gainer of the twelve-month period was Software company Autodesk, which rose 209.6%.



                   Maxim S&P 500 Index(R) Portfolio         S&P 500 Index(R)

    9/08/2003                 10,000.00                     10,000.00
   12/31/2003                 10,946.00                     10,839.70
   12/31/2004                 12,066.87                     12,015.30


Maxim S&P 500 Index(R) Portfolio
Total Return -

One Year:                  10.24
Since Inception:           15.13%


Portfolio Inception:       9/8/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim S&P 500 Index(R) Portfolio, made at its inception, with the performance of the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year ended December 31, 2004 and for the period from September 8, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index(R) Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year ended December 31, 2004 and for the period from September 8, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC. Financial Statements and Financial Highlights for the Year Ended December 31, 2004 and the Period from September 8, 2003 (inception) to December 31, 2003

Maxim S&P 500 Index(R) Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $            669,774,713
      Cash                                                                                                        4,949,002
      Dividends receivable                                                                                          871,681
      Subscriptions receivable                                                                                    1,922,824
      Receivable for investments sold                                                                               136,215
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              677,654,435
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     339,786
      Payable for investments purchased                                                                               6,292
      Redemptions payable                                                                                         5,976,023
      Variation margin on futures contracts                                                                           7,600
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           6,329,701
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            671,324,734
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              5,705,078
      Additional paid-in capital                                                                                572,335,600
      Net unrealized appreciation on investments and futures contracts                                           91,309,725
      Accumulated net realized gain on investments and futures contracts                                          1,974,331
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            671,324,734
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  11.77
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                200,000,000
      Outstanding                                                                                                57,050,784

(1)  Cost of investments in securities:                                                            $            578,507,488

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                    $                 60,144
      Dividends                                                                                                 12,618,305
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                              12,678,449
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                            3,739,313
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            8,939,136
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           5,968,722
      Net realized gain on futures contracts                                                                       355,334
      Change in net unrealized appreciation on investments                                                      50,786,705
      Change in net unrealized appreciation on futures contracts                                                  (120,425)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized gain on investments                                                           56,990,336
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $             65,929,472
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2004 AND PERIOD FROM SEPTEMBER 8, 2003 (INCEPTION) TO DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004              2003
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                                 $       8,939,136 $       1,542,861
      Net realized gain on investments                                                              5,968,722            99,272
      Net realized gain on futures contracts                                                          355,334         1,138,368
      Change in net unrealized appreciation on investments                                         50,786,705        43,897,822
      Change in net unrealized appreciation on futures contracts                                     (120,425)          162,925
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Net increase in net assets resulting from operations                                         65,929,472        46,841,248
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                   (8,901,056)       (1,542,657)
      From net realized gains                                                                      (5,068,712)         (390,304)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Total distributions                                                                         (13,969,768)       (1,932,961)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                           288,786,778       634,656,688
      Reinvestment of distributions                                                                13,969,768         1,932,961
      Amount from shares issued in connection with fund acquisition                                 8,419,915
      Redemptions of shares                                                                      (307,678,728)      (65,630,639)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Net increase in net assets resulting from share transactions                                  3,497,733       570,959,010
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Total increase in net assets                                                                 55,457,437       615,867,297

NET ASSETS:
      Beginning of period                                                                         615,867,297                 0
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      End of period  (1)                                                                    $     671,324,734 $     615,867,297
                                                                                              ================  ================
                                                                                              ================  ================

OTHER INFORMATION:

SHARES:
      Sold                                                                                         26,362,039        62,632,944
      Issued in reinvestment of distributions                                                       1,224,103           182,931
      Shares issued in connection with fund acquisition                                               760,607
      Redeemed                                                                                    (27,757,812)       (6,354,028)
                                                                                              ----------------  ----------------
                                                                                              ----------------  ----------------

      Net increase                                                                                    588,937        56,461,847
                                                                                              ================  ================
                                                                                              ================  ================

(1) Including undistributed net investment income                                           $                 $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX(R) PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                               Year Ended December 31, Period Ended December 31,
                                                                               ---------------------------------------------
                                                                               --------------------    -----------------
                                                                                      2004                  2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------


Net Asset Value, Beginning of Period                                         $               10.91   $            10.00

Income from Investment Operations

Net investment income                                                                         0.16                 0.03
Net realized and unrealized gain                                                              0.95                 0.92
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income From Investment Operations                                                       1.11                 0.95
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                   (0.16)               (0.03)
From net realized gains                                                                      (0.09)               (0.01)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Distributions                                                                          (0.25)               (0.04)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $               11.77   $            10.91
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                10.24%                9.46%  o

Net Assets, End of Period ($000)                                             $             671,325   $          615,867

Ratio of Expenses to Average Net Assets                                                      0.60%                0.60%  *

Ratio of Net Investment Income to Average Net Assets                                         1.43%                1.20%  *

Portfolio Turnover Rate                                                                      9.31%                4.17%  o


 + The portfolio commenced operations on September 8, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *   Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim S&P 500 Index(R) Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on September 8, 2003. The investment objective of the Portfolio is to seek investment results that track as closely as possible the total return of the common stocks that comprise its Benchmark Index, the S&P 500(R) Composite Stock Price Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $61,566,635 and $57,645,994 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities. The aggregate cost of purchases and proceeds from sales of investment securities related to Portfolio realignment due to the fund acquisition (see Note 7) in the amount of $1,873,338 and $1,731,140, respectively, are excluded from the amounts above.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $578,929,576. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $107,385,893 and gross depreciation of securities in which there was an excess of tax cost over value of $16,540,756 resulting in net appreciation of $90,845,137.

5. FUTURES CONTRACTS

        As of December 31, 2004, the Portfolio had 25 open S&P 500 long futures contracts. The contracts expire in March 2005 and the Portfolio has recorded unrealized appreciation of $42,500.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                     2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                          12,428,694          1,890,248
          Long-term capital gain                                                    1,541,074             42,713
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   13,969,768          1,932,961
                                                                              ================    ===============

       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      199,764
      Undistributed capital gains                                                                      2,239,155
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         2,438,919
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      90,845,137
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           93,284,056
                                                                                                  ===============


       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2004 the Portfolio reclassified $166,633 from undistributed net investment income to paid-in capital and $128,553 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        For the year ended December 31, 2004, the Portfolio utilized $166,633 of capital loss carryforwards acquired from merged funds (See Footnote 7).

7. FUND ACQUISITION

       On June 25, 2004, the Portfolio acquired all the net assets of the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds pursuant to a plan of reorganization approved by the shareholders of the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds on June 1, 2004. The acquisition was accomplished by a tax-free exchange of 469,937 shares of the Portfolio (valued at $5,202,198) for the 493,104 shares of the Orchard S&P 500 Index(R) Fund outstanding on June 25, 2004; 155,887 shares of the Portfolio (valued at $1,725,671) for the 187,232 shares of the Orchard DJIA Index Fund outstanding on June 25, 2004; and 134,783 shares of the Portfolio (valued at $1,492,045) for the 749,453 shares of the Orchard NASDAQ-100 Index Fund outstanding on June 25, 2004 The Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Fund's net assets at that date ($5,202,198, $1,725,671, and $$1,492,045, respectively), including
       $66,066, $26,484, and $31,029 of unrealized appreciation, respectively, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and the Orchard S&P 500 Index(R), Orchard DJIA Index and Orchard NASDAQ-100 Index Funds immediately before the acquisition were $621,445,969, $5,202,198, $1,725,671, and $1,492,045, respectively.

       At the time of the merger, the Orchard S&P 500 Index(R) and Orchard DJIA Index Funds had capital loss carryovers available to offset future gains of the Portfolio. There carryovers are limited to $321,804 for each period ending December 31, 2005 through 2011 plus any unused carryovers from prior years.

8. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2004, 98% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim S&P 500 Index (R) Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.02%
     49,718 Boeing Co                                                  2,573,901
     11,877 General Dynamics Corp                                      1,242,334
      7,052 Goodrich Corp                                                230,177
     50,868 Honeywell International Inc                                1,801,236
      6,800 L-3 Communications Holdings Inc                              498,032
     26,228 Lockheed Martin Corp                                       1,456,965
     21,758 Northrop Grumman Corp                                      1,182,765
     26,703 Raytheon Co                                                1,036,877
     10,392 Rockwell Collins                                             409,860
     30,246 United Technologies Corp                                   3,125,924
                                                                     $13,558,071
AGRICULTURE --- 0.25%
     38,674 Archer-Daniels-Midland Co                                    862,817
     15,649 Monsanto Co                                                  869,302
                                                                      $1,732,119
AIR FREIGHT --- 1.14%
     17,812 FedEx Corp                                                 1,754,304
      3,792 Ryder System Inc                                             181,144
     66,315 United Parcel Service Inc Class B                          5,667,280
                                                                      $7,602,728
AIRLINES --- 0.12%
      7,642 Delta Air Lines Inc*                                          57,162
     46,082 Southwest Airlines Co                                        750,215
                                                                        $807,377
AUTO PARTS & EQUIPMENT --- 0.22%
      4,386 Cooper Tire & Rubber Co                                       94,518
      8,823 Dana Corp                                                    152,903
     33,162 Delphi Corp                                                  299,121
     10,366 Goodyear Tire & Rubber Co*                                   151,966
     11,256 Johnson Controls Inc                                         714,081
      7,575 Visteon Corp                                                  74,008
                                                                      $1,486,597
AUTOMOBILES --- 0.44%
    108,224 Ford Motor Co                                              1,584,399
     33,403 General Motors Corp                                        1,338,124
                                                                      $2,922,523
BANKS --- 5.96%
     20,993 AmSouth Bancorp                                              543,719
     32,663 BB&T Corp                                                  1,373,479
    238,996 Bank of America Corp (1)                                  11,230,422
     10,121 Comerica Inc                                                 617,583
      7,300 Compass Bancshares Inc                                       355,291
     33,233 Fifth Third Bancorp                                        1,571,256
      7,310 First Horizon National Corp                                  315,134
     13,604 Huntington Bancshares Inc                                    337,107
     24,046 KeyCorp                                                      815,159
      6,900 M&T Bank Corp                                                744,096
     13,249 Marshall & Ilsley Corp                                       585,606
     40,049 National City Corp                                         1,503,840
     27,795 North Fork Bancorp Inc                                       801,886
     16,727 PNC Financial Services Group                                 960,799
     27,489 Regions Financial Corp                                       978,334
     21,988 SunTrust Banks Inc                                         1,624,473
     18,328 Synovus Financial Corp                                       523,814
    110,514 US Bancorp                                                 3,461,298
     94,892 Wachovia Corp                                              4,991,319
    100,089 Wells Fargo & Co                                           6,220,531
      5,350 Zions Bancorp                                                363,961
                                                                     $39,919,107
BIOTECHNOLOGY --- 1.33%
     75,192 Amgen Inc*                                                 4,823,567
     11,565 Applera Corp Applied Biosystems Group                        241,824
     19,718 Biogen Idec Inc*                                           1,313,416
     11,065 Chiron Corp*                                                 368,796
     14,666 Genzyme Corp*                                                851,655
     25,600 Gilead Sciences Inc*                                         895,744
     14,702 MedImmune Inc*                                               398,571
                                                                      $8,893,573
BROADCAST/MEDIA --- 0.91%
     33,952 Clear Channel Communications Inc                           1,137,052
    131,361 Comcast Corp*                                              4,371,694
     19,129 Univision Communications Inc Class A*                        559,906
                                                                      $6,068,652
BUILDING MATERIALS --- 0.27%
     12,713 American Standard Cos Inc*                                   525,301
     26,501 Masco Corp                                                   968,082
      6,035 Vulcan Materials Co                                          329,571
                                                                      $1,822,954
CHEMICALS --- 1.53%
     13,499 Air Products & Chemicals Inc                                 782,537
     55,758 Dow Chemical Co                                            2,760,579
     58,752 EI du Pont de Nemours & Co                                 2,881,786
      4,611 Eastman Chemical Co                                          266,193
     15,225 Ecolab Inc                                                   534,854
      7,205 Engelhard Corp                                               220,977
      3,011 Great Lakes Chemical Corp                                     85,783
      6,601 Hercules Inc*                                                 98,025
      5,623 International Flavors & Fragrances Inc                       240,889
     10,181 PPG Industries Inc                                           693,937
     19,218 Praxair Inc                                                  848,475
     13,262 Rohm & Haas Co                                               586,578
      4,082 Sigma-Aldrich Corp                                           246,798
                                                                     $10,247,411
COMMUNICATIONS - EQUIPMENT --- 2.69%
     47,772 ADC Telecommunications Inc*                                  128,029
      9,510 Andrew Corp*                                                 129,621
     27,072 Avaya Inc*                                                   465,638
     33,817 CIENA Corp*                                                  112,949
    389,643 Cisco Systems Inc*                                         7,520,110
     11,692 Comverse Technology Inc*                                     285,869
     82,956 Corning Inc*                                                 976,392
     85,446 JDS Uniphase Corp*                                           270,864
    261,528 Lucent Technologies Inc*                                     983,345
    143,972 Motorola Inc                                               2,476,318
     96,942 QUALCOMM Inc                                               4,110,341
      9,079 Scientific-Atlanta Inc                                       299,698
     27,264 Tellabs Inc*                                                 234,198
                                                                     $17,993,372
COMPUTER HARDWARE & SYSTEMS --- 3.95%
     23,854 Apple Computer Inc*                                        1,536,198
    146,995 Dell Inc*                                                  6,194,369
    141,707 EMC Corp*                                                  2,107,183
     22,040 Gateway Inc*                                                 132,460
    178,620 Hewlett-Packard Co                                         3,745,661
     98,490 International Business Machines Corp                       9,709,144
      7,681 Lexmark International Group Inc Class A*                     652,885
      5,488 NCR Corp*                                                    379,934
     21,251 Network Appliance Inc*                                       705,958
      5,483 QLogic Corp*                                                 201,391
    198,959 Sun Microsystems Inc*                                      1,070,399
                                                                     $26,435,582
COMPUTER SOFTWARE & SERVICES --- 6.63%
     14,149 Adobe Systems Inc                                            887,708
      7,650 Affiliated Computer Services Inc Class A*                    460,454
     13,610 Autodesk Inc                                                 516,500
     34,477 Automatic Data Processing Inc                              1,529,055
     13,049 BMC Software Inc*                                            242,711
     10,015 Citrix Systems Inc*                                          245,668
     34,647 Computer Associates International Inc                      1,076,136
     11,204 Computer Sciences Corp*                                      631,569
     22,842 Compuware Corp*                                              147,788
      8,333 Convergys Corp*                                              124,912
     18,084 Electronic Arts Inc*                                       1,115,421
     30,326 Electronic Data Systems Corp                                 700,531
     49,123 First Data Corp                                            2,089,692
     11,611 Fiserv Inc*                                                  466,646
     11,051 Intuit Inc*                                                  486,355
      5,027 Mercury Interactive Corp*                                    228,980
    643,324 Microsoft Corp (1)                                        17,183,184
     22,194 Novell Inc*                                                  149,810
    303,436 Oracle Corp*                                               4,163,142
     15,883 Parametric Technology Corp*                                   93,551
     22,358 Paychex Inc                                                  761,961
     22,322 PeopleSoft Inc*                                              591,087
      7,938 Sabre Holdings Corp                                          175,906
     30,062 Siebel Systems Inc*                                          315,651
     17,071 SunGard Data Systems Inc*                                    483,621
     37,484 Symantec Corp*                                               965,588
     19,790 Unisys Corp*                                                 201,462
     24,930 VERITAS Software Corp*                                       711,752
     81,314 Yahoo! Inc*                                                3,063,912
     39,271 eBay Inc*                                                  4,566,432
                                                                     $44,377,185
CONGLOMERATES --- 4.70%
     46,135 3M Co                                                      3,786,299
    625,541 General Electric Co (1)                                   22,832,247
      8,129 Textron Inc                                                  599,920
    119,038 Tyco International Ltd                                     4,254,418
                                                                     $31,472,884

CONTAINERS --- 0.18%
      6,632 Ball Corp                                                    291,675
      6,286 Bemis Co Inc                                                 182,860
      8,745 Pactiv Corp*                                                 221,161
      4,965 Sealed Air Corp*                                             264,486
      3,301 Temple-Inland Inc                                            225,788
                                                                      $1,185,970
COSMETICS & PERSONAL CARE --- 0.59%
      5,346 Alberto-Culver Co Class B                                    259,655
     27,930 Avon Products Inc                                          1,080,891
     58,738 Gillette Co                                                2,630,288
                                                                      $3,970,834
DISTRIBUTORS --- 0.34%
     10,307 Genuine Parts Co                                             454,126
     37,808 SYSCO Corp                                                 1,443,131
      5,307 WW Grainger Inc                                              353,552
                                                                      $2,250,809
ELECTRIC COMPANIES --- 2.00%
      8,060 Allegheny Energy Inc*                                        158,863
     11,575 Ameren Corp                                                  580,371
     23,365 American Electric Power Co Inc                               802,354
     18,169 CenterPoint Energy Inc                                       205,310
     10,738 Cinergy Corp                                                 447,023
     14,332 Consolidated Edison Inc                                      627,025
     10,318 DTE Energy Co                                                445,015
     19,214 Edison International                                         615,424
     13,207 Entergy Corp                                                 892,661
     39,240 Exelon Corp                                                1,729,307
     11,036 FPL Group Inc                                                824,941
     19,461 FirstEnergy Corp                                             768,904
     23,839 PG&E Corp*                                                   793,362
     11,226 PPL Corp                                                     598,121
      5,407 Pinnacle West Capital Corp                                   240,125
     14,668 Progress Energy Inc                                          663,580
      5,530 Progress Energy Inc @ (CVO)*                                       0
     43,780 Southern Co                                                1,467,506
     11,809 TECO Energy Inc                                              181,150
     14,231 TXU Corp                                                     918,753
     23,590 Xcel Energy Inc                                              429,338
                                                                     $13,389,133
ELECTRONIC INSTRUMENT & EQUIP --- 0.78%
     28,669 Agilent Technologies Inc*                                    690,923
     11,302 American Power Conversion Corp                               241,863
      5,465 Cooper Industries Inc                                        371,019
     24,902 Emerson Electric Co                                        1,745,630
     11,845 Jabil Circuit Inc*                                           302,995
     11,171 Molex Inc                                                    335,130
      4,901 Power-One Inc*                                                43,717
     10,890 Rockwell Automation Inc                                      539,600
     30,773 Sanmina - SCI Corp*                                          260,647
     57,419 Solectron Corp*                                              306,043
     14,221 Symbol Technologies Inc                                      246,023
      5,314 Tektronix Inc                                                160,536
                                                                      $5,244,126
ELECTRONICS - SEMICONDUCTOR --- 3.03%
     22,766 Advanced Micro Devices Inc*                                  501,307
     22,007 Altera Corp*                                                 455,545
     22,255 Analog Devices Inc                                           821,655
    100,435 Applied Materials Inc*                                     1,717,439
     18,161 Applied Micro Circuits Corp*                                  76,458
     19,405 Broadcom Corp Class A*                                       626,393
     23,021 Freescale Semiconductor Inc*                                 422,666
    374,077 Intel Corp                                                 8,749,661
     11,569 KLA-Tencor Corp*                                             538,884
     22,741 LSI Logic Corp*                                              124,621
     18,158 Linear Technology Corp                                       703,804
     19,200 Maxim Integrated Products Inc                                813,888
     36,217 Micron Technology Inc*                                       447,280
      9,765 NVIDIA Corp*                                                 230,063
     21,162 National Semiconductor Corp                                  379,858
      8,222 Novellus Systems Inc                                         229,312
     10,533 PMC-Sierra Inc*                                              118,496
     11,417 Teradyne Inc*                                                194,888
    102,205 Texas Instruments Inc                                      2,516,287
     20,547 Xilinx Inc                                                   609,219
                                                                     $20,277,724
ENGINEERING & CONSTRUCTION --- 0.04%
      4,992 Fluor Corp                                                   272,114
                                                                        $272,114
FINANCIAL SERVICES --- 6.49%
     45,983 Bank of New York Co Inc                                    1,536,752
     12,400 CIT Group Inc                                                568,168
    307,133 Citigroup Inc (1)                                         14,797,668
     34,360 Countrywide Credit Industries Inc                          1,271,664
     57,258 Fannie Mae (nonvtg)                                        4,077,342
      6,383 Federated Investors Inc Class B                              193,979
     14,823 Franklin Resources Inc                                     1,032,422
     40,794 Freddie Mac                                                3,006,518
     18,110 Golden West Financial Corp                                 1,112,316
    210,774 JPMorgan Chase & Co                                        8,222,294
     13,977 Janus Capital Group Inc                                      234,953
      5,719 MGIC Investment Corp                                         394,096
     25,024 Mellon Financial Corp                                        778,497
      8,781 Moody's Corp                                                 762,630
     13,001 Northern Trust Corp                                          631,589
     18,140 Principal Financial Group                                    742,652
     20,400 Sovereign Bancorp Inc                                        460,020
     19,719 State Street Corp                                            968,597
      7,642 T Rowe Price Group Inc                                       475,332
     51,632 Washington Mutual Inc                                      2,183,001
                                                                     $43,450,490
FOOD & BEVERAGES --- 3.40%
      2,221 Adolph Coors Co Class B                                      168,063
     46,743 Anheuser-Busch Co Inc                                      2,371,272
      7,240 Brown-Forman Corp                                            352,443
     24,277 Campbell Soup Co                                             725,640
    143,114 Coca-Cola Co                                               5,957,836
     27,682 Coca-Cola Enterprises Inc                                    577,170
     30,395 ConAgra Foods Inc                                            895,133
     21,602 General Mills Inc                                          1,073,835
     20,700 HJ Heinz Co                                                  807,093
     14,598 Hershey Foods Corp                                           810,773
     24,400 Kellogg Co                                                 1,089,704
      8,062 McCormick & Co Inc (nonvtg)                                  311,193
     14,792 Pepsi Bottling Group Inc                                     399,976
     99,708 PepsiCo Inc                                                5,204,758
     46,392 Sara Lee Corp                                              1,119,903
     13,287 Wm Wrigley Jr Co                                             919,328
                                                                     $22,784,120
GOLD, METALS & MINING --- 0.70%
     51,525 Alcoa Inc                                                  1,618,916
      5,588 Allegheny Technologies Inc                                   121,092
     10,528 Freeport-McMoRan Copper & Gold  Inc                          402,485
     26,240 Newmont Mining Corp                                        1,165,318
      9,440 Nucor Corp                                                   494,090
      5,698 Phelps Dodge Corp                                            563,646
      6,689 United States Steel Corp                                     342,811
                                                                      $4,708,358
HEALTH CARE RELATED --- 2.24%
      8,814 Aetna Inc                                                  1,099,547
      6,212 AmericsourceBergen Corp                                      364,520
      7,923 CIGNA Corp                                                   646,279
     25,536 Cardinal Health Inc                                        1,484,918
     26,850 Caremark Rx Inc*                                           1,058,696
      4,495 Express Scripts Inc Class A*                                 343,598
     24,920 HCA Inc                                                      995,803
     14,382 Health Management Associates Inc Class A                     326,615
      9,421 Humana Inc*                                                  279,709
     13,728 IMS Health Inc                                               318,627
      8,200 Laboratory Corp of America Holdings*                         408,524
      5,091 Manor Care Inc                                               180,374
     17,402 McKesson HBOC Inc                                            547,467
     16,107 Medco Health Solutions Inc*                                  670,051
      6,014 Quest Diagnostics Inc                                        574,638
     27,610 Tenet Healthcare Corp*                                       303,158
     38,720 UnitedHealth Group Inc                                     3,408,522
     17,480 WellPoint Inc*                                             2,010,200
                                                                     $15,021,246
HOMEBUILDING --- 0.18%
      7,400 Centex Corp                                                  440,892
      2,740 KB Home                                                      286,056
      7,516 Pulte Corp                                                   479,521
                                                                      $1,206,469
HOTELS/MOTELS --- 0.63%
     37,510 Carnival Corp                                              2,161,701
     22,837 Hilton Hotels Corp                                           519,313
     13,287 Marriott International Inc Class A                           836,815
     12,258 Starwood Hotels & Resorts Worldwide Inc                      715,867
                                                                      $4,233,696
HOUSEHOLD GOODS --- 2.21%
      4,767 Black & Decker Corp                                          421,069
      9,021 Clorox Co                                                    531,608
     31,409 Colgate-Palmolive Co                                       1,606,884
      8,505 Fortune Brands Inc                                           656,416
     28,826 Kimberly-Clark Corp                                        1,897,039
     11,243 Leggett & Platt Inc                                          319,638
      4,671 Maytag Corp                                                   98,558
     16,238 Newell Rubbermaid Inc                                        392,797
    150,102 Procter & Gamble Co                                        8,267,618
      3,357 Snap-on Inc                                                  115,347
      4,913 Stanley Works                                                240,688
      3,950 Whirlpool Corp                                               273,380
                                                                     $14,821,042

INSURANCE RELATED --- 4.25%
     16,814 ACE Ltd                                                      718,799
     29,928 AFLAC Inc                                                  1,192,332
     40,652 Allstate Corp                                              2,102,521
      6,424 Ambac Financial Group Inc                                    527,603
    154,147 American International Group Inc (1)                      10,122,833
     18,715 Aon Corp                                                     446,540
     11,312 Chubb Corp                                                   869,893
      9,977 Cincinnati Financial Corp                                    441,582
     17,357 Hartford Financial Services Group Inc                      1,203,014
      8,134 Jefferson-Pilot Corp                                         422,643
     10,329 Lincoln National Corp                                        482,158
     10,996 Loews Corp                                                   773,019
      8,304 MBIA Inc                                                     525,477
     31,204 Marsh & McLennan Cos Inc                                   1,026,612
     44,058 MetLife Inc                                                1,784,790
     11,874 Progressive Corp                                           1,007,390
     30,353 Prudential Financial Inc                                   1,668,201
      7,556 SAFECO Corp                                                  394,725
     39,569 St Paul Travelers Cos Inc                                  1,466,823
      6,371 Torchmark Corp                                               364,039
     17,492 UnumProvident Corp                                           313,806
      8,196 XL Capital Ltd Class A                                       636,419
                                                                     $28,491,219
INVESTMENT BANK/BROKERAGE FIRM --- 1.52%
      6,125 Bear Stearns Co Inc                                          626,649
     79,671 Charles Schwab Corp                                          952,865
     22,000 E*TRADE Financial Corp*                                      328,900
     15,944 Lehman Brothers Holdings Inc                               1,394,781
     55,084 Merrill Lynch & Co Inc                                     3,292,371
     64,739 Morgan Stanley                                             3,594,309
                                                                     $10,189,875
LEISURE & ENTERTAINMENT --- 2.74%
      5,652 Brunswick Corp                                               279,774
     17,443 Harley-Davidson Inc                                        1,059,662
      6,599 Harrah's Entertainment Inc                                   441,407
     10,403 Hasbro Inc                                                   201,610
     20,355 International Game Technology                                699,805
     24,481 Mattel Inc                                                   477,135
    154,600 News Corp*                                                 2,884,836
    270,972 Time Warner Inc*                                           5,267,696
    100,876 Viacom Inc Class B                                         3,670,878
    120,910 Walt Disney Co                                             3,361,298
                                                                     $18,344,101
MACHINERY --- 1.52%
     20,208 Caterpillar Inc                                            1,970,482
      2,700 Cummins Inc                                                  226,233
     18,320 Danaher Corp                                               1,051,751
     14,731 Deere & Co                                                 1,095,986
     12,021 Dover Corp                                                   504,161
      9,054 Eaton Corp                                                   655,147
      5,470 ITT Industries Inc                                           461,942
     17,539 Illinois Tool Works Inc                                    1,625,515
     10,195 Ingersoll-Rand Co                                            818,659
      4,091 Navistar International Corp*                                 179,922
     10,296 PACCAR Inc                                                   828,622
      7,296 Pall Corp                                                    211,219
      7,112 Parker-Hannifin Corp                                         538,663
                                                                     $10,168,302
MEDICAL PRODUCTS --- 2.23%
      3,132 Bausch & Lomb Inc                                            201,889
     36,462 Baxter International Inc                                   1,259,397
     14,987 Becton Dickinson & Co                                        851,262
     14,964 Biomet Inc                                                   649,288
     49,916 Boston Scientific Corp*                                    1,774,514
      6,248 CR Bard Inc                                                  399,747
      7,000 Fisher Scientific International Inc*                         436,660
     18,837 Guidant Corp                                               1,358,148
      9,188 Hospira Inc*                                                 307,798
     71,572 Medtronic Inc                                              3,554,981
      2,947 Millipore Corp*                                              146,790
      7,569 PerkinElmer Inc                                              170,227
     21,188 St Jude Medical Inc*                                         888,413
     23,800 Stryker Corp*                                              1,148,350
      9,429 Thermo Electron Corp*                                        284,662
      7,138 Waters Corp*                                                 333,987
     14,559 Zimmer Holdings Inc*                                       1,166,467
                                                                     $14,932,580
OFFICE EQUIPMENT & SUPPLIES --- 0.30%
      6,551 Avery Dennison Corp                                          392,863
     13,692 Pitney Bowes Inc                                             633,666
     56,386 Xerox Corp*                                                  959,126
                                                                      $1,985,655
OIL & GAS --- 7.14%
      5,448 Amerada Hess Corp                                            448,806
     14,661 Anadarko Petroleum Corp                                      950,179
     19,360 Apache Corp                                                  979,035
      4,241 Ashland Inc                                                  247,590
      9,550 BJ Services Co                                               444,457
     19,877 Baker Hughes Inc                                             848,152
     23,206 Burlington Resources Inc                                   1,009,461
    125,398 ChevronTexaco Corp                                         6,584,649
     40,838 ConocoPhillips                                             3,545,964
     28,764 Devon Energy Corp                                          1,119,495
      7,076 EOG Resources                                                504,943
     38,057 El Paso Corp                                                 395,793
    381,736 Exxon Mobil Corp (1)                                      19,567,787
     26,172 Halliburton Co                                             1,026,989
      8,983 Kerr-McGee Corp                                              519,128
      7,397 Kinder Morgan Inc                                            540,943
     20,450 Marathon Oil Corp                                            769,125
      8,812 Nabors Industries Ltd*                                       451,967
      8,011 Noble Corp*                                                  398,467
     23,372 Occidental Petroleum Corp                                  1,363,990
      6,324 Rowan Cos Inc*                                               163,792
     34,880 Schlumberger Ltd                                           2,335,216
      4,312 Sunoco Inc                                                   352,334
     19,066 Transocean Inc*                                              808,208
     15,569 Unocal Corp                                                  673,204
     15,200 Valero Energy Corp                                           690,080
     32,907 Williams Cos Inc                                             536,055
     15,400 XTO Energy Inc                                               544,852
                                                                     $47,820,661

PAPER & FOREST PRODUCTS --- 0.49%
     15,237 Georgia-Pacific Corp                                         571,083
     28,826 International Paper Co                                     1,210,692
      6,457 Louisiana-Pacific Corp                                       172,660
     12,003 MeadWestvaco Corp                                            406,782
     14,188 Weyerhaeuser Co                                              953,717
                                                                      $3,314,934
PERSONAL LOANS --- 1.37%
     74,269 American Express Co                                        4,186,544
     14,349 Capital One Financial Corp                                 1,208,329
     75,559 MBNA Corp                                                  2,130,008
     17,252 Providian Financial Corp*                                    284,140
     25,419 SLM Corp                                                   1,357,120
                                                                      $9,166,141
PHARMACEUTICALS --- 6.84%
     92,181 Abbott Laboratories                                        4,300,244
      7,749 Allergan Inc                                                 628,211
    115,110 Bristol-Myers Squibb Co                                    2,949,118
     66,947 Eli Lilly & Co                                             3,799,242
     21,843 Forest Laboratories Inc*                                     979,877
    175,619 Johnson & Johnson (1)                                     11,137,757
     14,199 King Pharmaceuticals Inc*                                    176,068
    131,240 Merck & Co Inc                                             4,218,054
     15,850 Mylan Laboratories Inc                                       280,228
    445,596 Pfizer Inc (1)                                            11,982,131
     87,100 Schering-Plough Corp                                       1,818,648
      6,484 Watson Pharmaceuticals Inc*                                  213,064
     78,902 Wyeth                                                      3,360,436
                                                                     $45,843,078
PHOTOGRAPHY/IMAGING --- 0.08%
     16,931 Eastman Kodak Co                                             546,025
                                                                        $546,025
POLLUTION CONTROL --- 0.18%
     18,814 Allied Waste Industries Inc*                                 174,594
     33,839 Waste Management Inc                                       1,013,140
                                                                      $1,187,734
PRINTING & PUBLISHING --- 0.68%
      4,846 Dow Jones & Co Inc                                           208,669
     15,161 Gannett Co Inc                                             1,238,654
      4,537 Knight-Ridder Inc                                            303,707
     11,238 McGraw-Hill Cos Inc                                        1,028,727
      3,011 Meredith Corp                                                163,196
      8,529 New York Times Co Class A                                    347,983
     13,018 RR Donnelley & Sons Co                                       459,405
     18,779 Tribune Co                                                   791,347
                                                                      $4,541,688
RAILROADS --- 0.51%
     22,251 Burlington Northern Santa Fe Corp                          1,052,695
     12,749 CSX Corp                                                     510,980
     23,429 Norfolk Southern Corp                                        847,896
     15,345 Union Pacific Corp                                         1,031,951
                                                                      $3,443,522
REAL ESTATE --- 0.55%
      5,626 Apartment Investment & Management Co REIT                    216,826
     11,600 Archstone-Smith Trust REIT                                   444,280
     23,841 Equity Office Properties Trust REIT                          694,250
     16,681 Equity Residential REIT                                      603,519
     10,827 Plum Creek Timber Co Inc REIT                                416,190
     10,901 ProLogis Trust REIT                                          472,340
     13,147 Simon Property Group Inc REIT                                850,216
                                                                      $3,697,621
RESTAURANTS --- 0.78%
      9,243 Darden Restaurants Inc                                       256,401
     74,410 McDonald's Corp                                            2,385,585
     23,638 Starbucks Corp*                                            1,474,066
      6,717 Wendy's International Inc                                    263,709
     17,327 Yum! Brands Inc                                              817,488
                                                                      $5,197,249
RETAIL --- 6.50%
     21,715 Albertson's Inc                                              518,554
     15,592 AutoNation Inc*                                              299,522
      4,698 AutoZone Inc*                                                428,974
     17,811 Bed Bath & Beyond Inc*                                       709,412
     19,237 Best Buy Co Inc                                            1,143,063
      6,649 Big Lots Inc*                                                 80,652
     23,659 CVS Corp                                                   1,066,311
     11,515 Circuit City Stores Inc - CarMax Group                       180,095
     27,771 Costco Wholesale Corp                                      1,344,394
      4,805 Dillard's Inc                                                129,110
     19,367 Dollar General Corp                                          402,253
      9,890 Family Dollar Stores Inc                                     308,865
     10,000 Federated Department Stores Inc                              577,900
     51,877 Gap Inc                                                    1,095,642
    129,891 Home Depot Inc                                             5,551,541
     16,867 JC Penney Co Inc                                             698,294
     20,355 Kohl's Corp*                                               1,000,855
     43,695 Kroger Co*                                                   766,410
     24,031 Limited Brands Inc                                           553,194
     45,788 Lowe's Cos Inc                                             2,636,931
     17,294 May Department Stores Co                                     508,444
      8,288 Nordstrom Inc                                                387,298
     18,446 Office Depot Inc*                                            320,223
      5,477 OfficeMax Inc*                                               171,868
      9,347 RadioShack Corp                                              307,329
      7,916 SUPERVALU Inc                                                273,260
     26,400 Safeway Inc*                                                 521,136
     12,291 Sears Roebuck & Co                                           627,210
      8,357 Sherwin-Williams Co                                          372,973
     29,416 Staples Inc                                                  991,613
     28,444 TJX Cos Inc                                                  714,798
     52,954 Target Corp                                                2,749,901
      8,603 Tiffany & Co                                                 275,038
     12,695 Toys R Us Inc*                                               259,867
    250,574 Wal-Mart Stores Inc (1)                                   13,235,315
     60,431 Walgreen Co                                                2,318,737
                                                                     $43,526,982
SHOES --- 0.23%
     15,519 NIKE Inc Class B                                           1,407,418
      3,426 Reebok International Ltd                                     150,744
                                                                      $1,558,162

SPECIALIZED SERVICES --- 0.79%
     10,953 Apollo Group Inc*                                            884,017
     62,242 Cendant Corp                                               1,455,218
     10,146 Cintas Corp                                                  445,004
      7,969 Equifax Inc                                                  223,929
      9,761 H&R Block Inc                                                478,289
     24,998 Interpublic Group of Cos Inc*                                334,973
      7,059 Monster Worldwide Inc*                                       237,465
     11,079 Omnicom Group Inc                                            934,181
     10,231 Robert Half International Inc                                301,098
                                                                      $5,294,174
TELEPHONE & TELECOMMUNICATIONS --- 3.26%
     17,958 ALLTEL Corp                                                1,055,212
     47,017 AT&T Corp                                                    896,144
    108,389 BellSouth Corp                                             3,012,130
      7,995 CenturyTel Inc                                               283,583
     19,813 Citizens Communications Co                                   273,221
     65,745 Nextel Communications Inc*                                 1,972,350
    107,368 Qwest Communications International Inc*                      476,714
    196,174 SBC Communications Inc                                     5,055,404
     87,016 Sprint Corp                                                2,162,348
    163,802 Verizon Communications                                     6,635,619
                                                                     $21,822,725
TEXTILES --- 0.23%
     11,200 Coach Inc*                                                   631,680
      7,262 Jones Apparel Group Inc                                      265,571
      6,432 Liz Claiborne Inc                                            271,495
      6,574 VF Corp                                                      364,068
                                                                      $1,532,814
TOBACCO --- 1.28%
    121,436 Altria Group Inc                                           7,419,740
      8,715 Reynolds American Inc                                        684,999
      9,755 UST Inc                                                      469,313
                                                                      $8,574,052
UTILITIES --- 0.93%
     38,296 AES Corp*                                                    523,506
     11,471 CMS Energy Corp*                                             119,872
     31,598 Calpine Corp*                                                124,496
     10,410 Constellation Energy Group                                   455,021
     19,642 Dominion Resources Inc                                     1,330,549
     56,555 Duke Energy Corp                                           1,431,973
     22,466 Dynegy Inc Class A*                                          103,793
      9,453 KeySpan Corp                                                 372,921
      2,563 NICOR Inc                                                     94,677
     15,956 NiSource Inc                                                 363,478
      2,265 Peoples Energy Corp                                           99,547
     14,038 Public Service Enterprise Group Inc                          726,747
     13,824 Sempra Energy                                                507,064
                                                                      $6,253,644
WHOLE LOAN --- 0.45%
     28,693 GSR Mortgage Loan Trust                                    2,985,220
                                                                      $2,985,220

TOTAL COMMON STOCK --- 99.82%                                       $668,574,424
(Cost $577,307,199)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------


    457,000 Fannie Mae                                                   456,973
                  1.065%, January 3, 2005
    750,000 United States of America (1)                                 743,316
                  2.346%, May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 0.18%                                $1,200,289
(Cost $1,200,289)

TOTAL MAXIM S&P 500 INDEX (R) PORTFOLIO --- 100%                    $669,774,713
(Cost $578,507,488)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value and is fair valued at December 31, 2004. CVO - Contingent Value Obligation represents the right to receive contingent payments REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Sector

Maxim S&P 500 Index(R) Portfolio
December 31, 2004

                                                                        % of Portfolio
                   Sector                            Value ($)           Investments
---------------------------------------------    -----------------    -------------------
---------------------------------------------    -----------------    -------------------
Communications                                         45,884,749                  6.85%
Consumer Products & Services                          165,313,413                 24.68%
Financial Services                                    137,899,673                 20.59%
Health Care Related                                    84,690,477                 12.64%
Industrial Products & Services                         31,411,828                  4.69%
Natural Resources                                      57,576,072                  8.60%
Short Term Investments                                  1,200,289                  0.18%
Technology                                            109,892,688                 16.41%
Transportation                                         16,262,747                  2.43%
Utilities                                              19,642,777                  2.93%
                                                 -----------------    -------------------
                                                 -----------------    -------------------
                                                    $ 669,774,713                100.00%
                                                 =================    ===================
                                                 =================    ===================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim S&P 500 Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value           During Period*
                                      (7/1/2004) (         12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,065.88            $ 3.12

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,022.12            $ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005